Subsequent Events (Quarterly Periods Unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

On April 1, 2016, the Company effected a 1-for-100 reverse stock split of its outstanding shares of the common stock. Stockholders whose shares were converted into less than one share in the reverse stock split received cash payments equal to the fair value of those fractional interests. As a result, the Company repurchased a total of 18,039 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $130,769.30. Immediately after the reverse stock split, on April 1, 2016, the Company effected a 100-for-1 forward stock split and reduced the number of authorized shares of common stock from 3,000,000,000 to 200,000,000.

On April 12, 2016, the Company issued an aggregate of 20,000 shares of the Company’s common stock to MZ Group, its investor relations advisor. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On April 20, 2016, the Company filed with the SEC a definitive information statement on Schedule 14C relating to the approval by written consent of the holder of a majority of the voting power of the issued and outstanding capital stock of the Company of the following amendments to our amended and restated articles of incorporation, as amended (the “Articles”):

●	An amendment to eliminate our Series A preferred stock, Series F preferred stock and Series G preferred stock, and

●	An amendment to (a) reduce the dividend rate on the Company’s Series H preferred stock from 10% per annum to 8% per annum, (b) extend the date after which the Company may redeem the unconverted outstanding shares of Series H preferred stock from June 30, 2016 to December 31, 2016, (c) extend the date on which the holders of Series H preferred stock may convert their shares into shares of the Company’s common stock from June 30, 2016 to December 31, 2016, and (d) remove the requirement to adjust the Series H preferred stock conversion ratio when the Company conducts a rights offering to its existing stockholders.

The information statement was first mailed to the Company’s stockholders on April 20, 2016. In accordance with Rule 14c-2 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the articles amendments will become effective no sooner than 20 days after the information statement was mailed to the Company’s stockholders. We expect that the articles amendments will be effective on or about May 16, 2016.

On May 2, 2016, the Company issued an aggregate of 2,439,673 shares of the Company’s common stock at a price of $1.00 per share to certain of its existing stockholders for receipt of an aggregate of $2,439,673. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf.

13.	SUBSEQUENT EVENTS

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock were outstanding.

On January 8, 2016, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A and Series H preferred stock to account for the Company’s offering to existing stockholders of the Company commenced January 8, 2016:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 16 to 32 shares of common stock for each Series A preferred stock; and

(ii)	Adjusting the conversion ratio of the Series H preferred stock from 5,332/10,000 (0.5332) to one share of common stock for each Series H preferred stock.

On January 14, 2016, we filed a Preliminary Schedule 14C Information Statement with the Securities and Exchange Commission, in connection with the approval of articles of amendment to our amended and restated articles of incorporation, as amended, by our Board of Directors and the holder of a majority of the voting power of the issued and outstanding capital stock of the Company, to, on the Effective Date (as defined below), (i) effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock and reduce the number of authorized shares of common stock from 3,000,000,000 to 200,000,000, and (iii) immediately prior to the reverse stock split, pay in cash to those shareholders holding fewer than 100 shares of common stock, instead of issuing fractional shares, an amount per share equal to the average closing price per share of the common stock on the OTCQB, averaged over a period of 30 consecutive calendar days ending on (and including) the date of the Effective Date, without interest. The articles of amendment will be effective upon their filing with the Secretary of State of Florida which will occur approximately, but not less than, 20 days after the definitive information statement is mailed to the shareholders of the Company (“Effective Date”).

On January 22, 2016, the Company issued an aggregate of 3,700 shares of the Company’s common stock at a price of $5.00 per share to certain of its existing stockholders for receipt of an aggregate of $18,500. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf.

On January 25, 2016, the Company filed a Form S-1 Registration Statement to offer to the public up to 1,000,000 common shares at $5.00 per share.